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[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

Annual Report

August 31, 2002

- CREDIT SUISSE
  EUROPEAN EQUITY FUND

More complete information about the Fund, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

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THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR
REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF AUGUST 31, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

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CREDIT SUISSE EUROPEAN EQUITY FUND
PORTFOLIO MANAGERS' LETTER
August 31, 2002

                                                                 October 1, 2002

Dear Shareholder:

     We are writing to report on the results of the Credit Suisse European Equity Fund(1) (the "Fund") for the fiscal year ended August 31, 2002.

     At August 31, 2002, the net asset value ("NAV") of the Fund was $5.67 per common share, compared to an NAV of $7.98 at August 31, 2001. Assuming the reinvestment of distributions totaling $0.0501 per share, the Common Shares had a loss of 28.44%. By comparison, the MSCI Europe Index(2) declined 27.78% during the same period.

     At August 31, 2002 the NAV of Class A Shares (without sales charge)(3) was $5.61 as compared to the NAV on inception date, November 30, 2001, of $6.98 resulting in a loss of 19.06%. By comparison, the MSCI Europe Index(2) declined 13.06% during the same period.

     The fiscal year was a difficult time for equity markets worldwide. The challenges encountered not simply by ourselves, but also by investment managers generally, were unusually hard to surmount. Within this broader context, we attribute the Fund's underperformance of its MSCI benchmark to adverse stock selection, notably in the U.K., France and the Netherlands.

     Our U.K. exposure was well-diversified across industries, but most of our top individual holdings there underperformed the U.K. market as a whole. Because the U.K. market outperformed the benchmark, furthermore, our below-benchmark weighting there proved additionally unfavorable. We were similarly well-diversified in France, but to no avail. In the Netherlands, our two largest positions were in a multi-national electronics producer and a large food retailer, both of whose shares were particularly weak.

     Results in Ireland and Norway were most additive to the Fund's overall performance. Our largest positions in each country -- an Irish packaging company that accepted an attractive acquisition bid and a leading Norwegian bank, were especially strong.

     Viewed in terms of industry sectors, we were most successful in financial services (I.E., good stock selection); basic materials (I.E., good stock selection that was magnified by an overweight allocation versus the benchmark); and health care (I.E., an underperforming sector in which we had good stock selection and an underweight allocation). These positives were more than offset, however, by negative contributions from industrials, consumer-based companies, energy and technology.

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     As other developments occur in the international equity markets, we will be sure to keep you informed. Meanwhile, if you have questions, please feel free to call upon us at any time.

Sincerely yours,

CREDIT SUISSE ASSET MANAGEMENT, LLC
CREDIT SUISSE ASSET MANAGEMENT LIMITED (SUB-INVESTMENT ADVISER)

Ella Brown,                             Alan Trigle,
Director and                            Director and
Co-Portfolio Manager                    Co-Portfolio Manager

     [NOTE: INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. ADDITIONALLY, MARKET SWINGS IN THE TARGETED REGION (WESTERN EUROPE) WILL LIKELY HAVE A GREATER POSITIVE OR NEGATIVE EFFECT ON FUND PERFORMANCE THAN THEY WOULD ON THAT OF A MORE GEOGRAPHICALLY DIVERSIFIED EQUITY FUND.]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE EUROPEAN EQUITY FUND COMMON CLASS SHARES(1)
           AND THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE INDEX
       (THE "MSCI EUROPE INDEX")(2) FROM INCEPTION (1/28/99). (UNAUDITED)

[CHART]

              CREDIT SUISSE
           EUROPEAN EQUITY FUND          MSCI EUROPE
             COMMON SHARES(1)              INDEX(2)
 1/99                     $10,000           $10,000
 1/99                      $9,950            $9,938
 2/99                      $9,560            $9,688
 3/99                      $9,570            $9,796
 4/99                      $9,690           $10,091
 5/99                      $9,110            $9,608
 6/99                      $9,440            $9,773
 7/99                      $9,730            $9,866
 8/99                      $9,790            $9,969
 9/99                      $9,550            $9,895
10/99                      $9,820           $10,261
11/99                     $11,040           $10,540
12/99                     $12,755           $11,623
 1/00                     $12,172           $10,798
 2/00                     $12,935           $11,363
 3/00                     $12,754           $11,640
 4/00                     $12,132           $11,128
 5/00                     $11,981           $11,040
 6/00                     $12,423           $11,280
 7/00                     $12,072           $11,102
 8/00                     $12,002           $10,974
 9/00                     $11,610           $10,462
10/00                     $11,228           $10,385
11/00                     $10,757            $9,986
12/00                     $11,554           $10,677
 1/01                     $11,456           $10,682
 2/01                     $10,814            $9,745
 3/01                     $10,000            $9,021
 4/01                     $10,370            $9,670
 5/01                     $10,098            $9,210
 6/01                      $9,876            $8,866
 7/01                      $9,901            $8,889
 8/01                      $9,839            $8,660
 9/01                      $8,384            $7,796
10/01                      $8,483            $8,043
11/01                      $8,606            $8,366
12/01                      $8,741            $8,580
 1/02                      $8,579            $8,133
 2/02                      $8,567            $8,131
 3/02                      $9,101            $8,575
 4/02                      $8,940            $8,516
 5/02                      $8,841            $8,501
 6/02                      $8,294            $8,209
 7/02                      $7,140            $7,297
 8/02                      $7,040            $7,297

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
      CREDIT SUISSE EUROPEAN EQUITY FUND CLASS A(1,3) AND THE MORGAN STANLEY
          CAPITAL INTERNATIONAL EUROPE INDEX (THE "MSCI EUROPE INDEX")(2)
                     FROM INCEPTION (11/30/01). (UNAUDITED)

[CHART]

             CREDIT SUISSE
         EUROPEAN EQUITY FUND        MSCI EUROPE
          CLASS A SHARES(1,3)         INDEX(2)
11/01                  $9,425           $10,000
12/01                  $9,587           $10,256
 1/02                  $9,410            $9,271
 2/02                  $9,396            $9,719
 3/02                  $9,965           $10,249
 4/02                  $9,789           $10,179
 5/02                  $9,680           $10,161
 6/02                  $9,080            $9,812
 7/02                  $7,816            $8,721
 8/02                  $7,624            $8,694

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                  AVERAGE ANNUAL RETURNS AS OF AUGUST 31, 2002

                                                                           INCEPTION
                                                1 YEAR        3 YEARS       TO DATE
                                                ------        -------       -------
Common Class                                    (28.44%)      (10.41%)         (9.31%)
Class A Without Sales Charge                        --            --          (19.06%)(4)
Class A With Maximum Sales Charge                   --            --          (23.76%)(4)

                AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2002

                                                                           INCEPTION
                                                1 YEAR        3 YEARS       TO DATE
                                                ------        -------       -------
Common Class                                    (28.47%)      (14.36%)        (12.99%)
Class A Without Sales Charge                        --            --          (31.32%)(4)
Class A With Maximum Sales Charge                   --            --          (35.31%)(4)

----------------
(1) Name changed from Credit Suisse Warburg Pincus European Equity Fund effective December 12, 2001.

(2) The Morgan Stanley Capital International Europe Index is a free float-adjusted market capitalization index that is designed to measure equity-market performance in Europe. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

(3) Class A shares have a maximum front-end Sales Charge of 5.75%. Total return for Class A shares for the reporting period, based on offering price (with Sales Charge) was -23.76%.

(4)  Returns for periods of less than one year are not annualized.

CREDIT SUISSE EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS
August 31, 2002

                                                          NUMBER OF
                                                            SHARES       VALUE
                                                          ---------      -----
COMMON STOCKS (102.2%)
BELGIUM (0.8%)
CHEMICALS (0.8%)
     Solvay SA                                              1,300      $  89,942
                                                                       ---------
TOTAL BELGIUM                                                             89,942
                                                                       ---------
DENMARK (1.7%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.7%)
     TDC A/S                                                7,300        196,205
                                                                       ---------
TOTAL DENMARK                                                            196,205
                                                                       ---------
FRANCE (19.7%)
AIRLINES (0.9%)
     Air France                                             7,700        103,299
                                                                       ---------
AUTOMOBILES (2.4%)
     PSA Peugeot Citroen                                    6,400        286,323
                                                                       ---------
BANKS (4.0%)
     BNP Paribas SA                                         6,900        321,819
     Societe Generale                                       2,500        148,203
                                                                       ---------
                                                                         470,022
                                                                       ---------
BEVERAGES (1.9%)
     Pernod-Ricard SA                                       2,500        218,566
                                                                       ---------
COMMUNICATIONS EQUIPMENT (0.5%)
     Alcatel SA                                            11,300         57,402
                                                                       ---------
CONSTRUCTION MATERIALS (1.9%)
     Lafarge SA                                             2,400        222,062
                                                                       ---------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
     France Telecom SA                                      9,300        116,373
                                                                       ---------
ELECTRICAL EQUIPMENT (2.6%)
     Alstom                                                20,600        152,320
     Schneider Electric SA*                                 3,400        156,377
                                                                       ---------
                                                                         308,697
                                                                       ---------
INSURANCE (1.5%)
     Axa                                                   13,200        180,838
                                                                       ---------
MEDIA (1.0%)
     Vivendi Universal SA @                                 9,700        121,759
                                                                       ---------
PHARMACEUTICALS (2.0%)
     Aventis SA                                             4,000        235,556
                                                                       ---------
TOTAL FRANCE                                                           2,320,897
                                                                       ---------

                See Accompanying Notes to Financial Statements.

                                                          NUMBER OF
                                                            SHARES       VALUE
                                                          ---------      -----
COMMON STOCKS (CONTINUED)
GERMANY (5.4%)
ELECTRIC UTILITIES (2.0%)
     E.ON AG                                                4,600      $ 237,011
                                                                       ---------
INDUSTRIAL CONGLOMERATES (2.0%)
     Siemens AG                                             4,970        234,240
                                                                       ---------
INSURANCE (0.9%)
     Muenchener Rueckversicherungs-Gesellschaft AG            625        113,812
                                                                       ---------
SOFTWARE (0.5%)
     SAP AG                                                   725         55,826
                                                                       ---------
TOTAL GERMANY                                                            640,889
                                                                       ---------
IRELAND (2.2%)
BANKS (2.2%)
     Allied Irish Banks PLC                                16,200        208,593
     Allied Irish Banks PLC                                 4,444         57,527
                                                                       ---------
                                                                         266,120
                                                                       ---------
TOTAL IRELAND                                                            266,120
                                                                       ---------
ITALY (5.7%)
AUTOMOBILES (1.3%)
     Fiat SpA @                                            13,450        153,927
                                                                       ---------
BANKS (1.0%)
     UniCredito Italiano SpA                               31,400        118,860
                                                                       ---------
OIL & GAS (3.4%)
     ENI SpA                                               26,800        405,791
                                                                       ---------
TOTAL ITALY                                                              678,578
                                                                       ---------
NETHERLANDS (5.7%)
AEROSPACE & DEFENSE (1.3%)
     European Aeronautic Defense & Space Co.@              11,300        151,041
                                                                       ---------
AIR FREIGHT & COURIERS (1.0%)
     TPG NV                                                 5,900        116,355
                                                                       ---------
FOOD & DRUG RETAILING (0.9%)
     Koninklijke Ahold NV@                                  6,500        108,427
                                                                       ---------
FOOD PRODUCTS (1.0%)
     Koninklijke Numico NV                                  6,000        118,092
                                                                       ---------
HOUSEHOLD DURABLES (1.5%)
     Koninklijke (Royal) Philips Electronics NV             9,100        182,050
                                                                       ---------
TOTAL NETHERLANDS                                                        675,965
                                                                       ---------
SPAIN (4.0%)
BANKS (1.6%)
     Banco Santander Central Hispano SA                    28,000        186,993
                                                                       ---------

                See Accompanying Notes to Financial Statements.

                                                          NUMBER OF
                                                            SHARES       VALUE
                                                          ---------      -----
COMMON STOCKS (CONTINUED)
SPAIN (CONTINUED)
DIVERSIFIED TELECOMMUNICATION SERVICES (2.4%)
     Telefonica SA*                                        31,800      $ 291,581
                                                                       ---------
TOTAL SPAIN                                                              478,574
                                                                       ---------
SWEDEN (0.9%)
COMMUNICATIONS EQUIPMENT (0.9%)
     Telefonaktiebolaget LM Ericsson @                     67,500         51,411
     Telefonaktiebolaget LM Ericsson*                      67,500         51,412
                                                                       ---------
                                                                         102,823
                                                                       ---------
TOTAL SWEDEN                                                             102,823
                                                                       ---------
SWITZERLAND (12.6%)
BANKS (2.2%)
     UBS AG*                                                5,410        254,887
                                                                       ---------
CHEMICALS (1.4%)
     Ciba Specialty Chemicals AG                            2,300        164,766
                                                                       ---------
FOOD PRODUCTS (3.4%)
     Nestle SA                                              1,885        404,481
                                                                       ---------
INSURANCE (1.3%)
     Zurich Financial Services AG                           1,600        158,335
                                                                       ---------
PHARMACEUTICALS (4.3%)
     Novartis AG                                           12,500        507,292
                                                                       ---------
TOTAL SWITZERLAND                                                      1,489,761
                                                                       ---------
UNITED KINGDOM (43.5%)
BANKS (8.1%)
     HBOS PLC                                              37,900        424,464
     Royal Bank of Scotland Group PLC                      14,900        355,643
     Standard Chartered PLC                                15,300        175,140
                                                                       ---------
                                                                         955,247
                                                                       ---------
COMMERCIAL SERVICES & SUPPLIES (2.8%)
     Brambles Industries PLC                               41,100        149,248
     Hays PLC                                              86,500        178,967
                                                                       ---------
                                                                         328,215
                                                                       ---------
CONSTRUCTION MATERIALS (1.1%)
     Aggregate Industries PLC                             105,000        125,879
                                                                       ---------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.7%)
     BT Group PLC                                          65,200        201,716
                                                                       ---------
ELECTRIC UTILITIES (1.6%)
     Scottish Power PLC                                    32,900        187,286
                                                                       ---------
FOOD PRODUCTS (2.5%)
     Cadbury Schweppes PLC*                                40,900        295,937
                                                                       ---------

                See Accompanying Notes to Financial Statements.

                                                         NUMBER OF
                                                           SHARES      VALUE
                                                         ---------     -----
COMMON STOCKS (CONTINUED)
UNITED KINGDOM (CONTINUED)
INSURANCE (2.7%)
     Aviva PLC                                             29,000    $   223,852
     Prudential PLC                                        12,800        100,784
                                                                     -----------
                                                                         324,636
                                                                     -----------
INTERNET & CATALOG RETAIL (1.1%)
     GUS PLC                                               16,800        130,200
                                                                     -----------
MEDIA (1.9%)
     Pearson PLC                                           13,500        134,070
     Reuters Group PLC                                     19,400         85,078
                                                                     -----------
                                                                         219,148
                                                                     -----------
METALS & MINING (0.9%)
     BHP Billiton PLC                                      23,307        109,964
                                                                     -----------
MULTILINE RETAIL (0.5%)
     Next PLC                                               4,700         61,290
                                                                     -----------
MULTI-UTILITIES (1.0%)
     International Power PLC*                              58,300        118,141
                                                                     -----------
OIL & GAS (9.6%)
     BG Group PLC                                          79,400        331,010
     BP PLC                                               103,200        798,999
                                                                     -----------
                                                                       1,130,009
                                                                     -----------
PHARMACEUTICALS (6.0%)
     AstraZeneca PLC                                        5,400        152,196
     GlaxoSmithKline PLC                                   29,374        552,534
                                                                     -----------
                                                                         704,730
                                                                     -----------
SPECIALTY RETAIL (1.0%)
     Dixons Group PLC                                      47,800        121,265
                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICES (1.0%)
     mmO2 PLC*                                            153,000        117,154
                                                                     -----------
TOTAL UNITED KINGDOM                                                   5,130,817
                                                                     -----------

TOTAL COMMON STOCKS (Cost $13,111,152)                                12,070,571
                                                                     -----------

TOTAL INVESTMENTS ATVALUE (102.2%) (Cost $13,111,152)                 12,070,571

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.2%)                           (263,267)
                                                                     -----------

NET ASSETS (100.0%)                                                  $11,807,304
                                                                     ===========

--------------
* Non-income producing security.
@ Security or portion thereof is out on loan.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE EUROPEAN EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2002

ASSETS
     Investments at value (Cost $13,111,152)                                    $12,070,571(1)
     Cash                                                                               221
     Foreign currency (Cost $15,528)                                                 15,628
     Collateral received for securities loaned                                      576,825
     Receivable for fund shares sold                                                193,872
     Receivable from investment adviser                                              54,068
     Dividend and interest receivable                                                57,928
     Prepaid expenses and other assets                                               16,972
                                                                                -----------
       Total Assets                                                              12,986,085
                                                                                -----------
LIABILITIES
     Administrative services fee payable                                              2,390
     Distribution fee payable                                                         2,765
     Directors' fee payable                                                           4,214
     Payable upon return of securities loaned                                       576,825
     Payable for investments purchased                                               27,324
     Payable for fund shares redeemed                                               365,643
     Payable on forward currency contracts                                              196
     Loan payable                                                                   155,000
     Other accrued expenses payable                                                  44,424
                                                                                -----------
       Total Liabilities                                                          1,178,781
                                                                                -----------
NET ASSETS
     Capital stock, $0.001 par value                                                  2,082
     Paid-in capital                                                             17,978,789
     Accumulated undistributed net investment loss                                  (78,979)
     Accumulated net realized loss from investments
       and foreign currency transactions                                         (5,054,895)
     Net unrealized depreciation from investments
       and foreign currency translations                                         (1,039,693)
                                                                                -----------
       Net Assets                                                               $11,807,304
                                                                                ===========
COMMON SHARES
     Net assets                                                                 $11,806,389
     Shares outstanding                                                           2,082,002
                                                                                -----------
     Net asset value, offering price and redemption price per share                   $5.67
                                                                                      =====
A SHARES
     Net assets                                                                       $ 915
     Shares outstanding                                                                 163
                                                                                -----------
     Net asset value, offering price and redemption price per share                   $5.61
                                                                                      =====
     Maximum offering price per share (net asset value/(1-5.75%))                     $5.95
                                                                                      =====

-------------
(1)  Includes $573,840 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EUROPEAN EQUITY FUND
STATEMENT OF OPERATIONS
For the Year Ended August 31, 2002

INVESTMENT INCOME
     Dividends                                                                                       $   270,777
     Interest                                                                                             20,450
     Securities lending                                                                                    3,706
     Foreign taxes withheld                                                                              (29,320)
                                                                                                     -----------
       Total investment income                                                                           265,613
                                                                                                     -----------
EXPENSES
     Investment advisory fees                                                                            152,198
     Administrative services fees                                                                         30,293
     Distribution fees                                                                                    38,059
     Printing fees                                                                                        74,123
     Transfer agent fees                                                                                  54,898
     Registration fees                                                                                    48,119
     Legal fees                                                                                           48,047
     Directors fees                                                                                       22,568
     Custodian fees                                                                                       20,240
     Audit fees                                                                                           15,093
     Insurance expense                                                                                     4,272
     Interest expense                                                                                        864
     Miscellaneous expense                                                                                 5,346
                                                                                                     -----------
       Total expenses                                                                                    514,120
     Less: fees waived, expenses reimbursed and transfer agent offsets                                  (293,391)
                                                                                                     -----------
       Net expenses                                                                                      220,729
                                                                                                     -----------
          Net investment income                                                                           44,884
                                                                                                     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
   FOREIGN CURRENCY RELATED ITEMS
     Net realized loss from investments                                                               (3,042,310)
     Net realized loss on foreign currency transactions                                                 (179,499)
     Net change in unrealized appreciation (depreciation) from investments                              (757,462)
     Net change in unrealized appreciation (depreciation) from foreign currency translations                 529
                                                                                                     -----------
     Net realized and unrealized loss from investments and foreign currency related items             (3,978,742)
                                                                                                     -----------
     Net decrease in net assets resulting from operations                                            $(3,933,858)
                                                                                                     ===========

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EUROPEAN EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 FOR THE YEAR        FOR THE YEAR
                                                                                     ENDED               ENDED
                                                                                AUGUST 31, 2002     AUGUST 31, 2001
                                                                                ---------------     ---------------
FROM OPERATIONS
  Net investment income                                                           $    44,884        $   135,349
  Net realized loss from investments and foreign currency transactions             (3,221,809)        (1,850,840)
  Net change in unrealized appreciation (depreciation) from investments
    and foreign currency translations                                                (756,933)        (2,625,019)
                                                                                  -----------        -----------
    Net decrease in net assets resulting from operations                           (3,933,858)        (4,340,510)
                                                                                  -----------        -----------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
    Common Class shares                                                              (119,325)                --
    Class A shares                                                                         (7)                --
  Distributions from net realized gains
    Common Class shares                                                                    --         (4,539,707)
                                                                                  -----------        -----------
    Net decrease in net assets from dividends and distributions                      (119,332)        (4,539,707)
                                                                                  -----------        -----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                     66,330,192         76,575,873
  Reinvestment of dividends and distributions                                         115,384          4,424,630
  Net asset value of shares redeemed                                              (69,883,620)       (82,828,871)
                                                                                  -----------        -----------
    Net decrease in net assets from capital share transactions                     (3,438,044)        (1,828,368)
                                                                                  -----------        -----------
  Net decrease in net assets                                                       (7,491,234)       (10,708,585)
NET ASSETS
  Beginning of year                                                                19,298,538         30,007,123
                                                                                  -----------        -----------
  End of year                                                                     $11,807,304        $19,298,538
                                                                                  ===========        ===========

ACCUMULATED NET INVESTMENT LOSS                                                   $   (78,979)       $    (2,254)
                                                                                  ===========        ===========

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EUROPEAN EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                           FOR THE YEAR ENDED AUGUST 31,
                                                                 2002           2001          2000         1999(1)
                                                               --------      ---------      --------     ---------
PER SHARE DATA
   Net asset value, beginning of period                        $  7.98       $  11.96       $  9.79      $  10.00
                                                               --------      ---------      --------     ---------
INVESTMENT OPERATIONS
   Net investment income                                          0.02(2)        0.06          0.03          0.08
   Net gain (loss) on investments and foreign currency
   related items (both realized and unrealized)                  (2.28)         (1.99)         2.19         (0.29)
                                                               --------      ---------      --------     ---------
         Total from investment operations                        (2.26)         (1.93)         2.22         (0.21)
                                                               --------      ---------      --------     ---------
LESS DIVIDENDS
   Dividends from net investment income                          (0.05)            --         (0.05)           --
   Distributions from net realized gains                            --          (2.05)           --            --
                                                               --------      ---------      --------     ---------
         Total dividends and distributions                       (0.05)         (2.05)        (0.05)           --

   NET ASSET VALUE, END OF PERIOD                              $  5.67       $   7.98       $ 11.96      $   9.79
                                                               ========      =========      =========    =========
         Total return(3)                                        (28.44)%       (18.08)%       22.69%        (2.10)%
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                    $11,806       $  19,299      $ 30,007      $ 24,588
      Ratio of expenses to average net assets                     1.45%(4)       1.46%(4)      1.46%(4)      1.46%(5)
      Ratio of net investment income to average net assets        0.29%          0.58%         0.30%         1.41%(5)
      Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                        1.93%          1.09%         1.47%         1.18%(5)
   Portfolio turnover rate                                         194%           140%          186%          161%

----------
(1)  For the period January 28, 1999 (inception date) to August 31, 1999.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .00% for the year ended August 31, 2002 and .01% for each of the years ended August 31, 2001 and 2000. The operating expense ratio after reflecting these arrangements was 1.45% for each of the years ended August 31, 2002, 2001 and 2000.

(5)  Annualized.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EUROPEAN EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout The Period)

                                                                                              FOR THE PERIOD
                                                                                                   ENDED
                                                                                             AUGUST 31, 2002(1)
                                                                                          ---------------------
PER SHARE DATA
   Net asset value, beginning of period                                                           $ 6.98
                                                                                                  -------
INVESTMENT OPERATIONS
   Net investment income(2)                                                                         0.11
   Net loss on investments and foreign currency related items (both realized and unrealized)       (1.43)
                                                                                                  -------
      Total from investment operations                                                             (1.32)
                                                                                                  -------
LESS DIVIDENDS
   Dividends from net investment income                                                            (0.05)
                                                                                                  -------
   NET ASSET VALUE, END OF PERIOD                                                                 $ 5.61
                                                                                                  =======
      Total return(3)                                                                             (19.06)%
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                                                       $    1
      Ratio of expenses to average net assets(4,5)                                                  1.45%
      Ratio of net investment income to average net assets(5)                                       2.56%
      Decrease reflected in above operating expense ratios due to waivers/reimbursements(5)         4.04%
   Portfolio turnover rate                                                                           194%

----------
(1)  For the period November 30, 2001 (inception date) through August 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the Fund's expense ratio.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2002

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Credit Suisse European Equity Fund, formerly Credit Suisse Warburg Pincus European Equity Fund (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks capital appreciation. The fund was incorporated under the laws of the State of Maryland on July 27, 1998.

    The Fund is authorized to offer four classes of shares: Common, Institutional, Advisor and Class A, although only Common and Class A shares are currently offered. Effective November 30, 2001 the Fund began offering Class A shares. Effective December 12, 2001 the Common Class was closed to new investors. Common shares for the fund bear expenses paid pursuant to a shareholder servicing and distribution agreement at an annual rate equal to .25% of the average daily net asset value of the Fund's outstanding Common shares. Class A shares are sold with a front-end sales charge of up to 5.75% and bear expenses paid pursuant to a plan of distribution at an annual rate equal to .25% of the average daily net asset value of the Fund's Class A shares. In addition, the Common and Class A shares bear co-administration fees.

     A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. The Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

     B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

     C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carry-over, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

     E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company, the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

     H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At August 31, 2002, the Fund had the following open forward foreign currency contracts:

                                                                                                       CONTRACT
                                             EXPIRATION      FOREIGN CURRENCY        CONTRACT            VALUE         UNREALIZED
FORWARD FOREIGN CURRENCY CONTRACT               DATE         TO BE PURCHASED        AMOUNT USD            USD             LOSS
-----------------------------------        -------------   -------------------    -------------      ------------    -------------
             Swedish Krona                     9/3/02           256,500             $27,513             $27,317         $(196)


     I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans (including the right to draw on letter of credit) at August 31, 2002 is as follows:

                    MARKET VALUE OF                        VALUE OF
                   SECURITIES LOANED                  COLLATERAL RECEIVED
                  -------------------                ---------------------
                       $573,840                             $576,825

     Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, is engaged by the Fund to act as the Fund's securities lending agent. For the year ended August 31, 2002, the Fund earned $3,706 from securities lending transactions.

     Pending receipt of an exemption from the Securities and Exchange Commission ("SEC"), CSFB has agreed to charge the Fund fees for its securities lending activities equal to its cost in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waiver at any time.

     J) OTHER -- The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

     The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned.


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets. For the year ended August 31, 2002, investment advisory fees earned and voluntarily waived, and expenses reimbursed were as follows:


      GROSS                                   NET                  EXPENSE
  ADVISORY FEE        WAIVER             ADVISORY FEE          REIMBURSEMENTS
---------------     --------------    ------------------     ------------------
     $152,198         $(152,198)               $--                $(132,694)


     Subsequent to the period covered by this report, management determined that the Fund's advisory contract had lapsed due to an administrative error. The Fund's adviser intends to take all necessary steps to remedy this error, including seeking Board and shareholder approval to retain the amounts paid to the adviser during the period the contract had lapsed and of a new contract on the same terms as in the lapsed contract. Disclosure in these financial statements related to or dependent upon CSAM's advisory fees have been set forth assuming that this remedial action has been taken.

     Credit Suisse Asset Management Limited ("CSAM Ltd."), an affiliate of CSAM, serves as sub-investment adviser to the Fund. CSAM Ltd.'s sub-investment advisory fee is paid by CSAM out of CSAM's net investment advisory fee and is not paid by the Fund.

     Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Fund. At its meeting held on February 12, 2002 the Board of Directors approved SSB to replace PFPC, Inc. ("PFPC") as co-administrator effective June 1, 2002.

     For administrative services, CSAMSI is entitled to receive from the Fund a fee calculated at an annual rate of .10% of the Fund's average daily net assets of the Common and Class A shares. For the year ended August 31, 2002, administrative services fees earned by CSAMSI were $15,224.

     For its administrative services, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

                 AVERAGE DAILY NET ASSETS                                                       ANNUAL RATE
               -------------------------------                                                 -------------
                 First $500 million                                                            .08% of average daily net assets
                 Next $1 billion                                                               .07% of average daily net assets
                 Over $1.5 billion                                                             .06% of average daily net assets


     For the period September 1, 2001 through May 31, 2002, administrative service fees earned, and voluntarily waived, by PFPC (including out of pocket expenses) were $13,139 and $8,450, respectively.

     For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds administered by SSB and allocated based upon relative average net assets of each Fund.

                 AVERAGE DAILY NET ASSETS                                                       ANNUAL RATE
                --------------------------                                                     --------------
                 First $5 billion                                                              .050% of average daily net assets
                 Next $5 billion                                                               .035% of average daily net assets
                 Over $10 billion                                                              .020% of average daily net assets


     For the period June 1, 2002 to August 31, 2002, administrative service fees earned by SSB (including out-of-pocket expenses) were $1,930.

     In addition to serving as the Fund's co-administrator, CSAMSI serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of .25% of the average daily net assets of the Common and Class A shares of the Fund. For the year ended August 31, 2002, distribution fees earned by CSAMSI for the Common and Class A shares were $37,983 and $76, respectively.

     Boston Financial Data Services, Inc. ("BFDS") serves as the Fund's transfer and dividend disbursement agent. The Fund has an arrangement with BFDS whereby interest earned on uninvested cash balances is used to offset a portion of their transfer agent expenses. For the year ended August 31, 2002, the Fund received credits or reimbursements under this agreement in the amount of $49.

     Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from CSAM. CSAM is then reimbursed by the Fund. For the year ended August 31, 2002, the Fund reimbursed CSAM $35,185 which is included in the Fund's transfer agent expense.

     For the year ended August 31, 2002, CSAMSI and its affiliates advised the Fund that it did not earn any commissions on the sale of the Fund's shares.

     Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing services. For the year ended August 31, 2002, Merrill was paid $59,285 for its services by the Fund.


NOTE 3. LINE OF CREDIT

     Through June 18, 2002 the Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility (the "Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the Prior Credit Facility, which was allocated among the Participating Funds in such a manner as was determined by the governing

Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

     Effective June 19, 2002, the Participating Funds, together with additional funds/portfolios advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest rate is unchanged. At August 31, 2002, the Fund had a loan outstanding under the New Credit Facility for $155,000.

     During the year ended August 31, 2002, the Fund had borrowings under the Prior Credit Facility and/or New Credit Facility as follows:

AVERAGE DAILY           WEIGHTED AVERAGE                MAXIMUM DAILY
LOAN BALANCE              INTEREST RATE               LOAN OUTSTANDING
--------------         ------------------            -------------------
$713,429                    2.328%                      $1,573,000


NOTE 4. PURCHASES AND SALES OF SECURITIES
    For the year ended August 31, 2002, purchases and sales of investment securities (excluding short-term investments) were $27,559,286 and $28,735,939, respectively.


NOTE 5. CAPITAL SHARE TRANSACTIONS
    The Fund is authorized to issue four billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for each year were as follows:

                                                                                  COMMON CLASS
                                           --------------------------------------------------------------------------------------
                                                      FOR THE YEAR ENDED                               FOR THE YEAR ENDED
                                                        AUGUST 31, 2002                                  AUGUST 31, 2001
                                           --------------------------------------------------------------------------------------
                                               SHARES                    VALUE                  SHARES               VALUE
                                           --------------             -------------           ----------         --------------
Shares sold                                   10,004,240              $ 66,025,702             8,645,716         $ 76,575,873
Shares issued in reinvestment
  of dividends and distributions                  16,320                   115,384               492,172            4,424,630
Shares redeemed                              (10,357,940)              (69,549,736)           (9,227,465)         (82,828,871)
                                           ---------------            -------------           ------------       --------------
Net decrease                                   (337,380)              $ (3,408,650)              (89,577)        $ (1,828,368)
                                           ===============            =============           ============       ==============

                                                            CLASS A
                                                   ----------------------------
                                                     FOR THE PERIOD ENDED
                                                       AUGUST 31, 2002(1)
                                                   ----------------------------
                                                     SHARES           VALUE
                                                   -----------      -----------
Shares sold                                         57,433            $ 304,490
Shares redeemed                                    (57,270)            (333,884)
                                                   -----------      -----------
Net increase (decrease)                                163            $ (29,394)
                                                   ============     ============

(1)  For the period November 30, 2001 (inception date) through August 31, 2002.

     On August 31, 2002, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund were as follows:

                                              NUMBER OF                        APPROXIMATE PERCENTAGE
                                            SHAREHOLDERS                        OF OUTSTANDING SHARES
                                          ------------------                 ---------------------------
   Common                                      2                                        67%
   Class A                                     1                                        87%

     Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.


NOTE 6. FEDERAL INCOME TAXES

     Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of foreign currency transactions, losses deferred due to wash sales and Post-October losses and excise tax regulations.

     The tax character of dividends and distributions paid during the period ended August 31, for the Fund was as follows:

         ORDINARY INCOME                      LONG-TERM CAPITAL GAIN
----------------------------------      -------------------------------------
   2002                  2001            2002                        2001
-----------           ------------     -----------               -------------
 $119,332              $3,697,230         $--                       $842,477


     At August 31, 2002, the components of distributable earnings on a tax basis for the Fund was as follows:

Undistributed ordinary loss                         $    (78,979)
Accumulated net realized loss                         (4,835,487)
Unrealized appreciation (depreciation)                (1,259,101)
                                                    --------------
                                                    $ (6,173,567)
                                                    ==============

     At August 31, 2002, the Fund had capital loss carryovers available to offset possible future capital gains as follows:

                     EXPIRES AUGUST 31,
                -----------------------------
                  2009              2010
                ----------      -------------
                117,653          2,370,372


Under current tax law, certain capital losses realized after October 31 within taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax period ended August 31, 2002, the Fund elected to defer net losses arising between November 1, 2001 and August 31, 2002 of $2,426,441.

     At August 31, 2002, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows $13,330,560, $273,092, $1,533,081 and $(1,259,101), respectively.

     At August 31, 2002, the Fund reclassified $2,277 from accumulated undistributed net investment income and $103,462 from paid in capital, to accumulated net realized gain (loss) from investments, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of net operating losses and forward foreign currency contracts. Net assets were not affected by these reclassifications.

CREDIT SUISSE EUROPEAN EQUITY FUND
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Credit Suisse European Equity Fund, Inc.:


     In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse European Equity Fund, Inc. (the "Fund") at August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian or broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
October 21, 2002

CREDIT SUISSE EUROPEAN EQUITY FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

                                           TERM                                   NUMBER OF
                                           OF OFFICE(1)                           PORTFOLIOS IN
                                           AND                                    FUND
                            POSITION(S)    LENGTH        PRINCIPAL                COMPLEX        OTHER
                            HELD WITH      OF TIME       OCCUPATION(S)DURING      OVERSEEN BY    DIRECTORSHIPS
NAME, ADDRESS AND AGE       FUND           SERVED        PAST FIVE YEARS          DIRECTOR       HELD BY DIRECTOR
-----------------------     -----------   ------------   ------------------       -----------    -----------------
INDEPENDENT DIRECTORS
Richard H. Francis          Director and  Since          Currently retired;       54             Director of
40 Grosvenor Road           Audit         2000           Executive Vice                          The Indonesia
Short Hills, New Jersey     Committee                    President and                           Fund, Inc.
07078                       Member                       Chief Financial
                                                         Officer of Pan Am
Age: 68                                                  Corporation and
                                                         Pan American
                                                         World Airways, Inc.
                                                         from 1988 to 1991

Jack W. Fritz               Director and  Since          Private investor;        54             Director of
2425 North Fish Creek Road  Audit         Fund           Consultant and                          Advo, Inc. (direct
P.O. Box 1287               Committee     Inception      Director of Fritz                       mail advertising)
Wilson, Wyoming 83014       Member                       Broadcasting, Inc.
                                                         And Fritz
Age: 73                                                  Communications
                                                         (developers and
                                                         operators of radio
                                                         stations) since 1987

Jeffrey E. Garten           Director and  Since          Dean of Yale School      54             Director of
Box 208200                  Audit         1998           of Management and                       Aetna, Inc.;
New Haven, Connecticut      Committee                    William S. Beinecke                     Director of
06520-8200                  Member                       Professor in the                        Calpine Energy
                                                         Practice of International               Corporation,
Age: 54                                                  Trade and Finance;                      Director of
                                                         Undersecretary of                       CarMax Group
                                                         Commerce for                            (used car
                                                         International Trade                     dealers)
                                                         from November 1993 to
                                                         October 1995; Professor
                                                         at Columbia University
                                                         from September 1992 to
                                                         November 1993




----------
(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.


                                          TERM                                    NUMBER OF
                                          OF OFFICE(1)                            PORTFOLIOS IN
                                          AND                                     FUND
                            POSITION(S)   LENGTH         PRINCIPAL                COMPLEX        OTHER
                            HELD WITH     OF TIME        OCCUPATION(S) DURING     OVERSEEN BY    DIRECTORSHIPS
NAME, ADDRESS AND AGE       FUND          SERVED         PAST FIVE YEARS          DIRECTOR       HELD BY DIRECTOR
-----------------------     -----------   ------------   ------------------       -----------    -----------------
INDEPENDENT DIRECTORS--(CONTINUED)

Peter F. Krogh              Director and  Since          Dean Emeritus and        54             Member of the
301 ICC                     Audit         2001           Distinguished                           Board of The
Georgetown University       Committee                    Professor of                            Companies Inc.;
Washington, DC 20057        Member                       International Affairs                   Member of
                                                         at the Edmund A. Walsh                  Selection
Age: 64                                                  School of Foreign                       Committee for
                                                         Service, Georgetown                     Truman Scholars
                                                         University; Moderator                   and Henry Luce
                                                         of PBS Foreign affairs                  Scholars; Senior
                                                         television Series                       Associate of
                                                                                                 Center for
                                                                                                 Strategic and
                                                                                                 International
                                                                                                 Studies; Trustee
                                                                                                 of numerous
                                                                                                 world affairs
                                                                                                 organizations



James S. Pasman, Jr.        Director and  Since          Currently retired;       54             Director of
29 The Trillium             Audit         2000           President and                           Education
Pittsburgh,                 Committee                    Chief Operating                         Management
Pennsylvania 15238          Member                       Officer of National                     Corp.; Director
                                                         InterGroup, Inc.                        of Tyco
                                                         from April 1989 to                      International
Age: 70                                                  March 1991; Chairman                    Ltd.; Director of
                                                         of Permian Oil Co.                      Credit Suisse
                                                         from April 1989 to                      Asset
                                                         March 1991                              Management
                                                                                                 Income Fund,
                                                                                                 Inc.; Trustee of
                                                                                                 Credit Suisse
                                                                                                 High Yield Bond
                                                                                                 Fund; Trustee of
                                                                                                 Deutsche
                                                                                                 VIT Funds,
                                                                                                 overseeing three
                                                                                                 portfolios

                                          TERM                                    NUMBER OF
                                          OF OFFICE(1)                            PORTFOLIOS IN
                                          AND                                     FUND
                            POSITION(S)   LENGTH         PRINCIPAL                COMPLEX        OTHER
                            HELD WITH     OF TIME        OCCUPATION(S) DURING     OVERSEEN BY    DIRECTORSHIPS
NAME, ADDRESS AND AGE       FUND          SERVED         PAST FIVE YEARS          DIRECTOR       HELD BY DIRECTOR
-----------------------     -----------   ------------   ------------------       -----------    -----------------
INDEPENDENT DIRECTORS--(CONTINUED)

Steven N. Rappaport         Director and  Since          Partner of RZ Capital    54             Director of The
RZ Capital LLC              Audit         2000           LLC since 2001;                         First Israel
40 East 52nd Street         Committee                    President of Loanet,                    Fund, Inc.
New York, New York          Chairman                     Inc. (on-line accounting
10022                                                    service) from 1997 to
                                                         2001, Executive Vice
Age: 52                                                  President of Loanet, Inc.
                                                         from 1994 to 1997;
                                                         Director, President,
                                                         North American
                                                         Operations, and former
                                                         Executive Vice President
                                                         from 1992 to 1993 of
                                                         Worldwide Operations
                                                         of Metallurg Inc.
                                                         (manufacturer of
                                                         specialty metals
                                                         and alloys); Executive
                                                         Vice President,
                                                         Telerate, Inc. (provider
                                                         of real-time information
                                                         to the capital markets)
                                                         from 1987 to 1992;
                                                         Partner in the law firm
                                                         of Hartman &
                                                         Craven until 1987

INTERESTED DIRECTOR

William W. Priest(2)        Director      Since          Senior Partner and       54             Director of The
Steinberg Priest & Sloane                 1999           Fund Manager,                           Brazilian Equity
Capital Management                                       Steinberg Priest & Sloane               Fund, Inc.; The
12 East 49th Street                                      Capital Management since                Chile Fund, Inc.;
12th Floor                                               March 2001; Chairman                    The Emerging
New York, New York                                       and Managing Director                   Markets Tele-
10017                                                    of CSAM from 2000                       communications
                                                         to February 2001,                       Fund, Inc.; The
Age: 60                                                  Chief Executive Officer                 First Israel Fund,
                                                         and Managing Director                   Inc.; The Latin
                                                         of CSAM from 1990                       American Equity
                                                         to 2000                                 Fund, Inc.; The
                                                                                                 Indonesia Fund,
                                                                                                 Inc.; and Credit
                                                                                                 Suisse Asset
                                                                                                 Management
                                                                                                 Income
                                                                                                 Fund, Inc.

----------
(2) Mr. Priest is a Director who is an "interested person" of the Funds as defined in the 1940 Act, because he was an officer of CSAM until February 2001.


                                          TERM
                                          OF OFFICE(1)
                                          AND
                            POSITION(S)   LENGTH
                            HELD WITH     OF TIME
NAME, ADDRESS AND AGE       FUND          SERVED         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
----------------------      -----------   -------------  -------------------------------------------------
OFFICERS

Laurence R. Smith           Chairman      Since          Managing Director and Global Chief Investment Officer of
Credit Suisse Asset                       2002           CSAM; acting Chief Executive Officer of CSAM Americas;
Management LLC                                           Associated with JP Morgan Investment Management from
466 Lexington Avenue                                     1981 to 1999
New York, New York
10017-3147

Age: 44


Hal Liebes, Esq.            Vice          Since          Managing Director and Global General Counsel of CSAM;
Credit Suisse Asset         President     1999           Associated with Lehman Brothers, Inc. from 1996 to 1997;
Management LLC              and Secretary                Associated with CSAM from 1995 to 1996; Associated
466 Lexington Avenue                                     with CS First Boston Investment Management from 1994 to
New York, New York                                       1995; Associated with Division of Enforcement, U.S.
10017-3147                                               Securities and Exchange Commission from 1991 to 1994

Age: 38

Michael A. Pignataro        Treasurer and Since          Director and Director of Fund Administration of CSAM;
Credit Suisse Asset         Chief         1999           Associated with CSAM since 1984
Management LLC              Financial
466 Lexington Avenue        Officer
New York, New York
10017-3147

Age: 42

Gregory N. Bressler, Esq.   Assistant     Since          Vice President and Legal Counsel of CSAM since
Credit Suisse Asset         Secretary     2000           January 2000; Associated with the law firm of Swidler Berlin
Management LLC                                           Shereff Friedman LLP from 1996 to 2000
466 Lexington Avenue
New York, New York
10017-3147

Age: 35

Kimiko T. Fields, Esq.      Assistant     Since          Assistant Vice President and Legal Counsel of CSAM since
Credit Suisse Asset         Secretary     2002           December 2000; Assistant Vice President, Institutional
Management LLC                                           Marketing Department, CSAM, from January 2000 to
466 Lexington Avenue                                     December 2000; Marketing Associate, International Equity
New York, New York                                       Department, Warburg Pincus Asset Management, Inc. from
10017-3147                                               January 1998 to January 2000; self-employed author and
                                                         consultant, from January 1996 to January 1997.
Age: 38


                                          TERM
                                          OF OFFICE(1)
                                          AND
                            POSITION(S)   LENGTH         PRINCIPAL
                            HELD WITH     OF TIME        OCCUPATION(S) DURING
NAME, ADDRESS AND AGE       FUND          SERVED         PAST FIVE YEARS

----------------------      -----------   -------------  -------------------------------------------------
OFFICERS--(CONTINUED)

Rocco A. DelGuercio         Assistant     Since          Vice President and Administrative Officer of CSAM;
Credit Suisse Asset         Treasurer     1999           Associated with CSAM since June 1996; Assistant
Management LLC                                           Treasurer, Bankers Trust Corp.-- Fund Administration
466 Lexington Avenue                                     from March 1994 to June 1996; Mutual Fund Accounting
New York, New York                                       Supervisor, Dreyfus Corporation from April 1987 to
10017-3147                                               March 1994

Age: 38

Joseph Parascondola         Assistant     Since          Assistant Vice President-- Fund Administration of CSAM
Credit Suisse Asset         Treasurer     2001           since April 2000; Assistant Vice President, Deutsche Asset
Management LLC                                           Management from January 1999 to April 2000; Assistant
466 Lexington Avenue                                     Vice President, Weiss, Peck & Greer LLC from
New York, New York                                       November 1995 to December 1998
10017-3147

Age: 38

     THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT THE DIRECTORS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST, BY CALLING 800-927-2874.

P.O. BOX 9030, BOSTON, MA 02205-9030                     CREDIT   ASSET
800-927-2874 - www.CreditSuisseFunds.com                 SUISSE   MANAGEMENT

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       WPEEQ-2-0802